Information About Non-controlling Interests - Schedule of Consolidated Statements of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	₩ 4,941,733	₩ 5,065,796	₩ 5,503,289
Cash flows from investing activities	(4,518,311)	(2,845,437)	(4,620,508)
Cash flows from financing activities	(631,456)	(1,390,053)	(452,792)
Net increase (decrease) in cash and cash equivalents	(209,709)	837,126	430,492
Cash and cash equivalents at beginning of year	3,716,680	2,879,554	2,449,062
Exchange differences	(1,675)	6,820	503
Cash and cash equivalents at end of the year	3,506,971	3,716,680	2,879,554
KT Skylife Co., Ltd.
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	99,935	162,281	207,207
Cash flows from investing activities	(161,353)	(160,757)	(125,343)
Cash flows from financing activities	(24,112)	9,510	(50,811)
Net increase (decrease) in cash and cash equivalents	(85,530)	11,034	31,053
Cash and cash equivalents at beginning of year	140,782	129,748	98,695
Exchange differences	(1,500)	0	0
Cash and cash equivalents at end of the year	53,752	140,782	129,748
BC Card Co., Ltd.
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	(239,619)	(97,232)	82,883
Cash flows from investing activities	(52,803)	(30,579)	(74,430)
Cash flows from financing activities	664,424	121,800	(67,609)
Net increase (decrease) in cash and cash equivalents	372,002	(6,011)	(59,156)
Cash and cash equivalents at beginning of year	370,143	375,796	435,047
Exchange differences	(12,949)	358	(95)
Cash and cash equivalents at end of the year	729,196	370,143	375,796
KTIS Corporation
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	35,502	61,770	50,892
Cash flows from investing activities	(16,753)	(9,923)	(17,636)
Cash flows from financing activities	(26,634)	(32,762)	(32,872)
Net increase (decrease) in cash and cash equivalents	(7,885)	19,085	384
Cash and cash equivalents at beginning of year	44,413	25,328	24,944
Exchange differences	0	0	0
Cash and cash equivalents at end of the year	36,528	44,413	25,328
KTCS Corporation
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	53,443	44,551	55,146
Cash flows from investing activities	(28,241)	1,661	(5,901)
Cash flows from financing activities	(26,830)	(25,211)	(26,948)
Net increase (decrease) in cash and cash equivalents	(1,628)	21,001	22,297
Cash and cash equivalents at beginning of year	105,112	84,111	61,814
Exchange differences	0	0	0
Cash and cash equivalents at end of the year	103,484	105,112	84,111
KT Nasmedia Co.,Ltd.
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	35,290	35,867	8,116
Cash flows from investing activities	(43,218)	(22,210)	(30,910)
Cash flows from financing activities	(18,933)	(11,803)	(11,077)
Net increase (decrease) in cash and cash equivalents	(26,861)	1,854	(33,871)
Cash and cash equivalents at beginning of year	54,176	52,277	86,133
Exchange differences	(101)	45	15
Cash and cash equivalents at end of the year	₩ 27,214	₩ 54,176	₩ 52,277